Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Detail) - Dec. 31, 2024 € in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 1,643,327,934
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	435,677,349
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos | Escrow Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	257,278,973
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos | National Treasury Bonds in Argentine Pesos computable for minimum cash
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	258,176,499
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos | Government Securities
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	692,195,113
Banco de Galicia y Bs.As. S.A.U. | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 2,740,772
Banco de Galicia y Bs.As. S.A.U. | US Dollar | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		2,730,469
Banco de Galicia y Bs.As. S.A.U. | US Dollar | Escrow Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		10,303
Banco de Galicia y Bs.As. S.A.U. | Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 28
Banco de Galicia y Bs.As. S.A.U. | Euro | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			28
Banco GGAL S.A. | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	158,172,254
Banco GGAL S.A. | Argentina, Pesos | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	50,867,301
Banco GGAL S.A. | Argentina, Pesos | Special Guarantee Accounts benefiting electronic clearinghouses
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 107,304,953
Banco GGAL S.A. | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		461,585
Banco GGAL S.A. | US Dollar | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		449,420
Banco GGAL S.A. | US Dollar | Special Guarantee Accounts benefiting electronic clearinghouses
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 12,165
Banco GGAL S.A. | Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			0
Banco GGAL S.A. | Euro | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			0
Banco GGAL S.A. | Euro | Special Guarantee Accounts benefiting electronic clearinghouses
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 0